OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities
OTHER LIABILITIES

23)	OTHER LIABILITIES

a)     Other liabilities

	R$ thousands
	On December 31, 2023	On December 31, 2022
Financial liabilities	82,619,532	92,556,433
Credit card transactions (1)	30,582,224	33,097,889
Foreign exchange transactions (2)	28,301,211	37,404,746
Loan assignment obligations	4,201,705	4,484,288
Capitalization bonds	9,200,285	9,134,099
Securities trading	6,714,714	3,838,999
Lease liabilities (Note 23b)	3,619,393	4,596,412

Other liabilities	47,924,619	43,854,987
Third party funds in transit (3)	7,794,465	7,750,360
Provision for payments	11,703,242	11,527,472
Sundry creditors	5,740,511	4,780,536
Social and statutory	6,696,788	5,570,334
Other taxes payable	2,144,388	2,309,741
Liabilities for acquisition of assets and rights	449,814	822,479
Other	13,395,411	11,094,065
Total	130,544,151	136,411,420
(1)	Refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

b)    Lease liabilities

R$ thousands
Closing balance on december 31, 2021	4,661,486
Remeasurement and new contracts	1,064,802
Payments	(1,916,000)
Appropriation of financial charges	804,378
Foreign exchange variation	(18,254)
Balance on December 31, 2022	4,596,412

Balance on December 31, 2022	4,596,412
Remeasurement and new contracts	84,772
Payments	(1,665,781)
Appropriation of financial charges	592,154
Foreign exchange variation	11,836
Balance on December 31, 2023	3,619,393

Maturity of the leases

The maturity of these financial liabilities as of December 31, 2023 is divided as follows: R$983,660 thousand up to one year (R$1,003,263 thousand up to 1 year as of December 31, 2022), R$2,938,012 thousand between 1 and 5 years (R$3,471,865 thousand between one to five years as of December 31, 2022) and R$453,272 thousand over 5 years (R$625,974 thousand for more than five years as of December 31, 2022).

Impacts on the statement of income

The impact on the income for the year ended December 31, 2023, was: “Expenses of depreciation” – R$749,070 thousand (R$745,280 thousand for the year ended December 31, 2022), “Interest and similar expenses” – R$592,154 thousand (R$804,378 thousand for the year ended December 31, 2022) and “Expenses of the foreign exchange variation” – R$11,836 thousand (R$18,254 thousand for the year ended December 31, 2022).

Expenses for the year ended December 31, 2023, with short-term contracts were R$1,112 thousand (R$386 thousand for the year ended December 31, 2022).